Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 35,522	$ 48,321	$ 100,773	$ 56,599
Cost of revenues	(37,745)	(51,345)	(64,168)	(36,621)
Gross profit	(2,223)	(3,024)	36,605	19,978
Operating expenses:
Selling, general and administrative expenses	(1,029,826)	(1,400,873)	(937,200)	(902,887)
Research and development costs	(177,433)	(241,362)	(167,734)	(292,879)
Total operating expenses	(1,207,259)	(1,642,235)	(1,104,934)	(1,195,766)
Loss from operations	(1,209,482)	(1,645,259)	(1,068,329)	(1,175,788)
Other income (expense):
Other income	127,813	173,865	39,149	90,634
Interest expense	(27,354)	(37,210)	(56,587)	(2,017)
Total other (expense) income, net	100,459	136,655	(17,438)	88,617
Income before tax expense	(1,109,023)	(1,508,604)	(1,085,767)	(1,087,171)
Income tax expense
Income before equity in net earnings of affiliates	(1,109,023)	(1,508,604)	(1,085,767)	(1,087,171)
Equity in net earnings of affiliates	(38,176)	(51,931)	(33,788)	(7,345)
Net loss	(1,147,199)	(1,560,535)	(1,119,555)	(1,094,516)
Other comprehensive loss:
Foreign currency translation, net of income tax	(1,399)	(1,903)	570	(261)
Total comprehensive loss	$ (1,148,598)	$ (1,562,438)	$ (1,118,985)	$ (1,094,777)
Loss per share attributable to weighted average number of outstanding ordinary shares
Basic (cents) | (per share)	$ (6.38)	$ (8.68)	$ (6.22)	$ (6.08)
Diluted (cents) | (per share)	$ (6.38)	$ (8.68)	$ (6.22)	$ (6.08)
Weighted average number of outstanding ordinary shares
Basic	18,000,000	18,000,000	18,000,000	18,000,000
Diluted	18,000,000	18,000,000	18,000,000	18,000,000